Deposits and Other Receivables (Details) - USD ($)		Jun. 30, 2017	Jun. 30, 2016
Accounts Receivable, Net/Deposits and Other Receivables [Abstract]
Refundable deposits for equipment purchase		$ 436,983	$ 444,439
Deposit for outsourcing agreement	[1]	440,388	235,176
Deposit for new project			63,739
Advances to employees	[2]	241,365	240,474
Insurance compensation		15,555	15,874
Deposit for construction in progress		8,120
Deposit with government agency		25,072	3,011
Total		$ 1,167,483	$ 1,002,713

[1]	In December 2011 and May 2016, Yulong Bricks agreed to outsource some brick production to Pingdingshan Hongrui New Construction Materials Co., Ltd., an unrelated third party, and paid approximately $132,732 and $97,719, respectively, as security deposits, which is due on demand. In September 2016, Yulong Concrete and Yulong Renewable submitted a construction bid to Jiyuan Construction Engineering Co. Ltd and paid $73,740 and $136,198 as security deposits.
[2]	The Company entrusts funds to its employees to pay certain of its expenses in the normal course of business, particularly for projects or jobsites beyond Pingdingshan.